Balance Sheet Parenthetical (Parentheticals) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Current assets
Allowance for doubtful accounts	$ 5.8	$ 7.4
Stockholders' equity
Preferred Stock, par value	$ 0.01
Common Stock, par value	$ 0.01
Common Stock, Shares Authorized	53.3
Common Stock, shares outstanding	18.1	18.0
Treasury Stock, shares	0.9	0.9
Preferred Stock [Member]
Stockholders' equity
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, shares authorized	10.0	10.0
Preferred Stock, shares issued	0.0	0.0
Preferred Stock, shares outstanding	0.0	0.0
Perpetual Preferred Stock Member
Stockholders' equity
Preferred Stock, shares authorized	0.8	0.8
Preferred Stock, shares issued	0.0	0.0
Preferred Stock, shares outstanding	0.0	0.0
Series Common Stock Member
Stockholders' equity
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	40.0	40.0
Common Stock, Shares Issued	0.0	0.0
Common Stock, shares outstanding	0.0	0.0
Common Stock [Member]
Stockholders' equity
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	53.3	53.3
Common Stock, Shares Issued	19.0	18.9
Common Stock, shares outstanding	18.1	18.0